UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2019

Date of reporting period: 03/31/2019

Item 1 – Report to Stockholders

MARCH 31, 2019

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds II

▶	BlackRock 20/80 Target Allocation Fund

▶	BlackRock 40/60 Target Allocation Fund

▶	BlackRock 60/40 Target Allocation Fund

▶	BlackRock 80/20 Target Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended March 31, 2019, the U.S. equity and bond markets posted positive returns while weathering significant volatility. Though the market’s appetite for risk remained healthy for most of the reporting period, risk taking declined sharply in late 2018. Thereafter, global equity markets rebounded strongly, as inflation diminished and the U.S. Federal Reserve (the “Fed”) announced a shift to less restrictive monetary policy.

Volatility rose in emerging market stocks, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe also led to negative performance for European equities. However, recent economic data indicates that Europe may emerge from its economic soft patch, reinvigorated by a manufacturing rebound and China’s economic stimulus.

Volatility in the U.S. equity market spiked in October, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil in several countries, including the United States. These risks manifested in a broad-based sell-off in December, leading to the worst December performance on record since 1931.

By comparison, fixed income securities delivered modest positive returns with relatively low volatility. In fixed income markets, short-term U.S. Treasury yields rose the fastest, while longer-term yields declined slightly. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Investment-grade and high-yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

The Fed increased short-term interest rates three times during the reporting period. For its last two meetings, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Relatively low inflation and modest economic growth give the Fed room to maintain support for the economy until the economic data builds the case for changing interest rates.

Although fears of recession drove equity volatility higher at the end of 2018, we continue to believe the probability of recession in 2019 remains relatively low. Economic growth and global earnings are likely to slow somewhat in 2019 because the tax cut stimulus will be less pronounced, and the Fed’s rate hikes in 2018 will gain traction in 2019. We expect profit margins to continue to contract, which tends to happen late in the business cycle.

In addition, trade frictions look more baked into asset prices than a year ago, but markets may be overlooking European political risks. As Brexit moves forward, the United Kingdom and the European Union may face significant obstacles. Most recently, Britain’s Parliament voted to extend the deadline for the separation, as policy makers continue to seek the least disruptive ways to disentangle Europe’s second-largest economy from the European Union. U.S. and emerging market equities remain relatively attractive. Within U.S. equities, we believe that companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(1.72)%	9.50%
U.S. small cap equities (Russell 2000® Index)	(8.56)	2.05
International equities (MSCI Europe, Australasia, Far East Index)	(3.81)	(3.71)
Emerging market equities (MSCI Emerging Markets Index)	1.71	(7.41)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.17	2.12
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	7.08	5.59
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	4.63	4.48
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.32	5.12
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.39	5.93
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

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Fund Summary as of March 31, 2019	BlackRock Target Allocation Funds

Portfolio Management Commentary

How did the Funds perform?

BlackRock 20/80 Target Allocation Fund

For the six-month period ended March 31, 2019, all of the Fund’s share classes underperformed the reference benchmark (MSCI All Country World Index (the “MSCI ACWI Index”)(14%)/MSCI USA Index (6%)/Bloomberg Barclays U.S. Universal Index (80%)). All of the Fund’s share classes underperformed the fixed income benchmark, the Bloomberg Barclays U.S. Universal Index.

BlackRock 40/60 Target Allocation Fund

For the six-month period ended March 31, 2019, all of the Fund’s share classes underperformed the reference benchmark (MSCI ACWI Index (28%)/MSCI USA Index (12%)/ Bloomberg Barclays U.S. Universal Index (60%)). All of the Fund’s share classes outperformed the global MSCI ACWI Index.

BlackRock 60/40 Target Allocation Fund

For the six-month period ended March 31, 2019, all of the Fund’s share classes underperformed the reference benchmark (MSCI ACWI Index (42%)/MSCI USA Index (18%)/ Bloomberg Barclays U.S. Universal Index (40%)). All of the Fund’s share classes outperformed the global MSCI ACWI Index.

BlackRock 80/20 Target Allocation Fund

For the six-month period ended March 31, 2019, all of the Fund’s share classes underperformed the reference benchmark (MSCI ACWI Index (56%)/MSCI USA Index (24%)/ Bloomberg Barclays U.S. Universal Index (20%)). The Fund’s Institutional, Investor A and Class K Shares outperformed the global MSCI ACWI Index, while the Fund’s Class R Shares performed in line with the MSCI ACWI Index and Investor C Shares underperformed.

What factors influenced performance?

The largest contribution to performance across the Funds came from exposures to U.S. Treasuries and investment grade bonds. Within equities there were few contributors, though exposure to minimum volatility stocks added to returns during the period.

The largest detractor from performance was a broad overweight to equity relative to the Funds’ target asset allocation. Exposure to momentum-oriented stocks represented the largest detractor within equities, while exposure to emerging market debt was the largest detractor within fixed income.

Describe recent portfolio activity.

Portfolio activity included a modest reduction in equity exposure versus fixed income exposure. The Funds maintained an overweight to U.S. stocks versus international stocks, but reduced momentum-oriented equity positions in favor of minimum volatility stocks. Within fixed income, emerging market debt exposure was trimmed in favor of U.S. Treasuries in order to boost portfolio credit quality.

Describe the Funds’ positioning at period end.

At period end, the Funds were overweight equity relative to portfolio targets, with a bias toward domestic stocks. Continued weakness in international market earnings estimates was the primary driver of regional equity positioning. Within fixed income, the Funds maintained a short duration (sensitivity to interest rate changes) bias.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

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Fund Summary as of March 31, 2019	BlackRock 20/80 Target Allocation Fund

Investment Objective

BlackRock 20/80 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

Performance Summary for the Period Ended March 31, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.25%	3.86%	N/A	4.03%	N/A	8.54%	N/A
Investor A	2.07	3.42	(2.01)%	3.64	2.53%	8.13	7.55%
Investor C	1.69	2.69	1.70	2.89	2.89	7.34	7.34
Class K	2.28	3.89	N/A	4.04	N/A	8.55	N/A
Class R	1.99	3.17	N/A	3.37	N/A	7.86	N/A
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg Barclays U.S. Universal Index (80%)(c)	3.42	4.79	N/A	3.99	N/A	6.22	N/A
Bloomberg Barclays U.S. Universal Index(d)	4.53	4.53	N/A	3.00	N/A	4.36	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 20% of its assets and exposure to fixed-income securities in an amount equal to 80% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Conservative Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (14%), MSCI USA Index (6%) and Bloomberg Barclays U.S. Universal Index (80%).
(d)

An unmanaged, market value weighted index of fixed-income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	5

Fund Summary as of March 31, 2019	BlackRock 40/60 Target Allocation Fund

Investment Objective

BlackRock 40/60 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

Performance Summary for the Period Ended March 31, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	1.03%	3.85%	N/A	4.98%	N/A	10.03%	N/A
Investor A	0.84	3.59	(1.85)%	4.63	3.51%	9.65	9.06%
Investor C	0.47	2.81	1.84	3.84	3.84	8.81	8.81
Class K	1.05	3.96	N/A	5.01	N/A	10.05	N/A
Class R	0.79	3.38	N/A	4.47	N/A	9.49	N/A
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg Barclays U.S. Universal Index (60%)(c)	2.21	4.91	N/A	4.95	N/A	8.01	N/A
MSCI ACWI Index(d)	(2.13)	2.60	N/A	6.45	N/A	11.98	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 40% of its assets and exposure to fixed-income securities in an amount equal to 60% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Moderate Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (28%), MSCI USA Index (12%) and Bloomberg Barclays U.S. Universal Index (60%).
(d)

A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

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Fund Summary as of March 31, 2019	BlackRock 60/40 Target Allocation Fund

Investment Objective

BlackRock 60/40 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is also a consideration.

On November 14, 2017, the Board of Trustees of BlackRock Funds II (the “Trust”) and, on May 23, 2018, the Board of Trustees of State Farm Mutual Fund Trust each approved a reorganization of the State Farm Equity and Bond Fund (the “Target Fund”), with and into the BlackRock 60/40 Target Allocation Fund. At a special shareholder meeting on September 14, 2018, the shareholders of the Target Fund approved the reorganization, which was completed on November 19, 2018.

Performance Summary for the Period Ended March 31, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(0.69)%	3.37%	N/A	5.59%	N/A	11.27%	N/A
Investor A	(0.81)	3.08	(2.33)%	5.21	4.08%	10.88	10.29%
Investor C	(1.12)	2.38	1.41	4.44	4.44	10.08	10.08
Class K	(0.67)	3.47	N/A	5.60	N/A	11.28	N/A
Class R	(0.92)	2.91	N/A	5.02	N/A	10.69	N/A
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg Barclays U.S. Universal Index (40%)(c)	0.88	4.90	N/A	5.86	N/A	9.74	N/A
MSCI ACWI Index(d)	(2.13)	2.60	N/A	6.45	N/A	11.98	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (42%), MSCI USA Index (18%) and Bloomberg Barclays U.S. Universal Index (40%).
(d)

A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	7

Fund Summary as of March 31, 2019	BlackRock 80/20 Target Allocation Fund

Investment Objective

BlackRock 80/20 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is not a consideration.

Performance Summary for the Period Ended March 31, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(1.84)%	3.14%	N/A	6.18%	N/A	12.33%	N/A
Investor A	(2.01)	2.81	(2.58)%	5.82	4.68%	11.95	11.35%
Investor C	(2.39)	2.08	1.11	5.02	5.02	11.11	11.11
Class K	(1.82)	3.16	N/A	6.19	N/A	12.34	N/A
Class R	(2.12)	2.65	N/A	5.65	N/A	11.77	N/A
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg Barclays U.S. Universal Index (20%)(c)	(0.54)	4.75	N/A	6.73	N/A	11.39	N/A
MSCI ACWI Index(d)	(2.13)	2.60	N/A	6.45	N/A	11.98	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 80% of its assets and exposure to fixed-income securities in an amount equal to 20% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Aggressive Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (56%), MSCI USA Index (24%) and Bloomberg Barclays U.S. Universal Index (20%).
(d)

A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

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Portfolio Information as of March 31, 2019

BlackRock 20/80 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Fixed Income Funds	77%
Equity Funds	22
Short-Term Securities	1

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
U.S. Total Bond Index Master Portfolio	21%
Master Total Return Portfolio	20
BlackRock Strategic Income Opportunities Portfolio, Class K	16
iShares Floating Rate Bond ETF	10
iShares Core S&P Total U.S. Stock Market ETF	8
iShares J.P. Morgan USD Emerging Markets Bond ETF	5
iShares U.S. Treasury Bond ETF	5
iShares Edge MSCI Minimum Volatility USA ETF	4
Master Advantage Large Cap Core Portfolio	3
BlackRock Global Allocation Fund, Inc., Class K	3

BlackRock 40/60 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Fixed Income Funds	53%
Equity Funds	44
Short-Term Securities	3

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
Master Total Return Portfolio	19%
U.S. Total Bond Index Master Portfolio	17
iShares Core S&P Total U.S. Stock Market ETF	11
Master Advantage Large Cap Core Portfolio	8
BlackRock Global Allocation Fund, Inc., Class K	8
BlackRock Strategic Income Opportunities Portfolio, Class K	7
iShares Floating Rate Bond ETF	7
iShares Global Tech ETF	4
iShares Edge MSCI Minimum Volatility USA ETF	4
iShares Core MSCI EAFE ETF	4

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

P O R T F O L I O I N F O R M A T I O N	9

Portfolio Information as of March 31, 2019 (continued)

BlackRock 60/40 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	65%
Fixed Income Funds	34
Short-Term Securities	1

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
Master Total Return Portfolio	18%
iShares Core S&P Total U.S. Stock Market ETF	17
Master Advantage Large Cap Core Portfolio	10
BlackRock Strategic Income Opportunities Portfolio, Class K	8
BlackRock Global Allocation Fund, Inc., Class K	7
iShares Core MSCI EAFE ETF	7
U.S. Total Bond Index Master Portfolio	7
iShares Global Tech ETF	6
iShares Edge MSCI Minimum Volatility USA ETF	4
iShares Core S&P Small-Cap ETF	4

BlackRock 80/20 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	84%
Fixed Income Funds	16

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Core S&P Total U.S. Stock Market ETF	20%
Master Advantage Large Cap Core Portfolio	10
iShares Global Tech ETF	9
U.S. Total Bond Index Master Portfolio	7
iShares Edge MSCI USA Momentum Factor ETF	6
iShares Core MSCI EAFE ETF	6
International Tilts Master Portfolio	6
BlackRock Global Allocation Fund, Inc., Class K	6
iShares Core S&P Small-Cap ETF	6
Master Total Return Portfolio	6

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

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About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of the Funds’ Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Effective November 8, 2018, the Fund adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares, and, thereafter, investors will be subject to lower ongoing fees.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

A B O U T F U N D P E R F O R M A N C E A N D D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	11

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on October 1, 2018 and held through March 31, 2019) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical(a)
	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period(b)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period(b)	Annualized Expense Ratio
BlackRock 20/80 Target Allocation Fund
Institutional	$1,000.00	$1,022.50	$0.90	$1,000.00	$1,023.76	$0.90	0.18%
Investor A	1,000.00	1,020.70	2.60	1,000.00	1,022.09	2.60	0.52
Investor C	1,000.00	1,016.90	6.32	1,000.00	1,018.39	6.33	1.27
Class K	1,000.00	1,022.80	0.80	1,000.00	1,023.86	0.80	0.16
Class R	1,000.00	1,019.90	4.15	1,000.00	1,020.55	4.15	0.83
BlackRock 40/60 Target Allocation Fund
Institutional	$1,000.00	$1,010.30	$0.99	$1,000.00	$1,023.68	$0.99	0.20%
Investor A	1,000.00	1,008.40	2.67	1,000.00	1,022.00	2.69	0.54
Investor C	1,000.00	1,004.70	6.38	1,000.00	1,018.30	6.42	1.29
Class K	1,000.00	1,010.50	0.89	1,000.00	1,023.78	0.89	0.18
Class R	1,000.00	1,007.90	3.46	1,000.00	1,021.21	3.48	0.70
BlackRock 60/40 Target Allocation Fund
Institutional	$1,000.00	$993.10	$0.96	$1,000.00	$1,023.69	$0.98	0.20%
Investor A	1,000.00	991.90	2.63	1,000.00	1,022.02	2.67	0.53
Investor C	1,000.00	988.80	6.31	1,000.00	1,018.32	6.40	1.29
Class K	1,000.00	993.30	0.87	1,000.00	1,023.79	0.88	0.18
Class R	1,000.00	990.80	3.56	1,000.00	1,021.08	3.62	0.73
BlackRock 80/20 Target Allocation Fund
Institutional	$1,000.00	$981.60	$1.01	$1,000.00	$1,023.64	$1.03	0.21%
Investor A	1,000.00	979.90	2.67	1,000.00	1,021.96	2.73	0.55
Investor C	1,000.00	976.10	6.32	1,000.00	1,018.26	6.45	1.30
Class K	1,000.00	981.80	0.91	1,000.00	1,023.74	0.93	0.19
Class R	1,000.00	978.80	3.45	1,000.00	1,021.17	3.52	0.71

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period shown). Because the Funds invest in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense examples reflect the expenses of both the Funds and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Funds invest are not included in the Funds’ annualized expense ratios.

See “Disclosure of Expenses” above for further information on how expenses were calculated.

12	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) March 31, 2019	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 101.2%

Equity Funds — 22.9%
BlackRock Global Allocation Fund, Inc., Class K	396,175	$7,408,472
iShares Core MSCI EAFE ETF	85,372	5,188,056
iShares Core S&P Total U.S. Stock Market ETF (a)	331,210	21,329,924
iShares Edge MSCI Minimum Volatility USA ETF	183,531	10,791,623
iShares Global Tech ETF (a)	33,090	5,660,706
Master Advantage Large Cap Core Portfolio	$8,022,801	8,022,801

		58,401,582

Fixed Income Funds — 76.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	4,052,584	39,553,225
iShares Floating Rate Bond ETF	491,608	25,027,763
iShares J.P. Morgan USD Emerging Markets Bond ETF	119,368	13,137,642
iShares U.S. Treasury Bond ETF	493,046	12,444,481
Master Total Return Portfolio	$50,825,124	50,825,124
U.S. Total Bond Index Master Portfolio	$54,853,232	54,853,232

		195,841,467

Short-Term Securities — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37% (b)	288,635	288,635
SL Liquidity Series, LLC, Money Market Series, 2.67% (b)(c)	3,213,039	3,213,681

		3,502,316

Total Affiliated Investment Companies — 101.2% (Cost: $250,457,514)		257,745,365

Liabilities in Excess of Other Assets — (1.2)%		(3,109,432)

Net Assets — 100.0%		$254,635,933

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the six months ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Advantage Emerging Market, Class K	516,251	—		(516,251)	—	$—	$—	$(775,646)	$713,696
BlackRock Global Allocation Fund, Inc., Class K	414,697	26,855		(45,377)	396,175	7,408,472	28,878	329,289	(419,833)
BlackRock Global Long/Short Credit Fund, Class K	1,048,385	72,649		(1,121,034)	—	—	592,283	(9,325)	(748,896)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	288,635	(b)	—	288,635	288,635	2,466	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	3,356,998	1,021,948		(326,362)	4,052,584	39,553,225	564,711	(3,739)	201,211
iShares 7-10 Year Treasury Bond ETF	184,220	1,353		(185,573)	—	—	121,731	(455,743)	816,447
iShares Core MSCI EAFE ETF	—	94,744		(9,372)	85,372	5,188,056	57,761	(53,206)	(172,129)
iShares Core S&P Total U.S. Stock Market ETF	378,817	37,249		(84,856)	331,210	21,329,924	208,086	1,240,898	(1,922,453)
iShares Edge MSCI Min Vol USA ETF	—	188,482		(4,951)	183,531	10,791,623	43,451	13,460	972,485
iShares Edge MSCI Multi Factor USA ETF	168,665	1,881		(170,546)	—	—	85,447	(644,488)	(129,258)

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 20/80 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

iShares Edge MSCI USA Momentum Factor ETF	103,746	533		(104,279)		—	$—	$17,995		$856,419	$(1,574,117)
iShares Floating Rate Bond ETF	583,924	175,943		(268,259)		491,608	25,027,763	444,211		(109,501)	(55,631)
iShares Global Tech ETF	—	36,579		(3,489)		33,090	5,660,706	22,323		(72,333)	46,196
iShares J.P. Morgan USD Emerging Markets Bond ETF	199,624	6,796		(87,052)		119,368	13,137,642	627,999		(943,752)	1,016,432
iShares U.S. Treasury Bond ETF	—	507,069		(14,023)		493,046	12,444,481	43,953		724	233,862
Master Advantage Large Cap Core Portfolio	$8,871,994	$—		$(849,193	)(c)(d)	$8,022,801	8,022,801	80,671		(100,373)	(207,186)
Master Total Return Portfolio	$53,880,697	$—		$(3,055,573	)(c)(d)	$50,825,124	50,825,124	1,074,309		(203,994)	1,471,142
U.S. Total Bond Index Master Portfolio	$40,412,974	$14,440,258	(b)(d)	$—		$54,853,232	54,853,232	699,980		(4,505)	1,511,386
SL Liquidity Series, LLC, Money Market Series	30,243,496	—		(27,030,457	)(c)	3,213,039	3,213,681	11,967	(e)	(3,061)	1,366

							$257,745,365	$4,728,222		$(938,876)	$1,754,720

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$50,378,781	$—	$—	$50,378,781
Fixed Income Funds(a)	90,163,111	—	—	90,163,111
Short-Term Securities	288,635	—	—	288,635

Subtotal	$140,830,527	$—	$—	$140,830,527

Investments Valued at NAV(b)				116,914,838

Total Investments				$257,745,365

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended March 31, 2019, there were no transfers between levels.

See notes to financial statements.

14	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) March 31, 2019	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 103.6%

Equity Funds — 45.2%
BlackRock Emerging Markets Fund, Inc., Class K	309,710	$7,182,163
BlackRock Global Allocation Fund, Inc., Class K	1,481,307	27,700,436
iShares Core MSCI EAFE ETF	235,019	14,282,105
iShares Core S&P Small-Cap ETF	136,152	10,504,127
iShares Core S&P Total U.S. Stock Market ETF .	625,001	40,250,064
iShares Edge MSCI Minimum Volatility USA ETF	251,565	14,792,022
iShares Global Tech ETF	90,949	15,558,646
Master Advantage Large Cap Core Portfolio	$29,417,646	29,417,646

		159,687,209

Fixed Income Funds — 54.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	2,833,967	27,659,522
iShares Floating Rate Bond ETF (a)	471,529	24,005,541
iShares J.P. Morgan USD Emerging Markets Bond ETF	98,368	10,826,382
Master Total Return Portfolio	$69,458,975	69,458,975
U.S. Total Bond Index Master Portfolio	$61,708,070	61,708,070

		193,658,490

Short-Term Securities — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37% (b)	798,125	798,125
SL Liquidity Series, LLC, Money Market Series, 2.67% (b)(c)	11,696,493	11,698,833

		12,496,958

Total Affiliated Investment Companies — 103.6% (Cost: $348,139,227)		365,842,657

Liabilities in Excess of Other Assets — (3.6)%		(12,594,431)

Net Assets — 100.0%		$353,248,226

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the six months ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Advantage Emerging Markets Fund, Class K	716,355	17,113		(733,468)	—	$—	$—	$(1,275,808)	$994,955
BlackRock Emerging Markets Fund, Inc., Class K	—	312,719		(3,009)	309,710	7,182,163	—	3,102	449,552
BlackRock Global Allocation Fund, Inc., Class K	1,438,945	129,937		(87,575)	1,481,307	27,700,436	102,980	1,139,424	(1,365,334)
BlackRock Global Long/Short Credit Fund, Class K	1,373,965	60,867		(1,434,832)	—	—	427,562	363,120	(915,334)
BlackRock Liquidity Funds, T-Fund, Institutional Class	453,004	345,121	(b)	—	798,125	798,125	5,471	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	2,191,115	860,874		(218,022)	2,833,967	27,659,522	445,234	(61,901)	146,410
iShares 7-10 Year Treasury Bond ETF	351,378	6,422		(357,800)	—	—	254,597	(918,624)	1,720,080
iShares Core MSCI EAFE ETF	109,333	138,915		(13,229)	235,019	14,282,105	159,248	(79,994)	(534,831)
iShares Core S&P Small-Cap ETF	—	138,119		(1,967)	136,152	10,504,127	35,320	6,914	442,819
iShares Core S&P Total U.S. Stock Market ETF	784,999	62,254		(222,252)	625,001	40,250,064	389,396	3,766,807	(4,900,273)

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 40/60 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

iShares Edge MSCI Minimum Volatility USA ETF	—	255,200		(3,635)		251,565	$14,792,022	$59,228		$8,238	$1,326,501
iShares Edge MSCI Multifactor USA ETF	451,434	17,100		(468,534)		—	—	229,182		(1,652,140)	(342,133)
iShares Edge MSCI USA Momentum Factor ETF	131,726	3,399		(135,125)		—	—	47,597		153,672	(1,997,138)
iShares Floating Rate Bond ETF	627,385	234,541		(390,397)		471,529	24,005,541	478,740		(168,770)	(54,058)
iShares Global Tech ETF	84,843	12,600		(6,494)		90,949	15,558,646	66,267		(63,172)	(78,151)
iShares J.P. Morgan USD Emerging Markets Bond ETF	225,622	5,437		(132,691)		98,368	10,826,382	563,442		(1,331,222)	1,364,517
Master Advantage Large Cap Core Portfolio	$29,227,367	$190,279	(b)(d)	$—		$29,417,646	29,417,646	285,001		(334,857)	(575,283)
Master Total Return Portfolio	$63,633,084	$5,825,891	(b)(d)	$—		$69,458,975	69,458,975	1,442,269		(268,486)	2,011,137
U.S. Total Bond Index Master Portfolio	$—	$61,708,070	(b)(d)	$—		$61,708,070	61,708,070	383,194		15,237	1,307,467
SL Liquidity Series, LLC, Money Market Series	24,690,566	—		(12,994,073	)(c)	11,696,493	11,698,833	13,200	(e)	2,928	(1,167)

							$365,842,657	$5,387,928		$(695,532)	$(1,000,264)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$130,269,563	$—	$—	$130,269,563
Fixed Income Funds(a)	62,491,445	—	—	62,491,445
Short-Term Securities	798,125	—	—	798,125

Subtotal	$193,559,133	$—	$—	$193,559,133

Investments Valued at NAV(b)				172,283,524

Total Investments				$365,842,657

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended March 31, 2019, there were no transfers between levels.

See notes to financial statements.

16	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) March 31, 2019	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 101.2%

Equity Funds — 65.3%
BlackRock Emerging Markets Fund, Inc., Class K	1,084,831	$25,157,231
BlackRock Global Allocation Fund, Inc., Class K	3,122,107	58,383,405
iShares Core MSCI EAFE ETF	947,849	57,600,784
iShares Core S&P Small-Cap ETF	424,117	32,720,627
iShares Core S&P Total U.S. Stock Market ETF	2,245,959	144,639,760
iShares Edge MSCI Minimum Volatility USA ETF	588,303	34,592,216
iShares Edge MSCI Multifactor USA ETF (a)	841,535	26,112,831
iShares Edge MSCI USA Momentum Factor ETF	236,725	26,555,810
iShares Global Tech ETF	313,938	53,705,374
Master Advantage Large Cap Core Portfolio	$85,117,566	85,117,566

		544,585,604

Fixed Income Funds — 34.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	6,550,669	63,934,527
iShares Floating Rate Bond ETF (a)	336,665	17,139,615
Master Total Return Portfolio	$153,217,330	153,217,330
U.S. Total Bond Index Master Portfolio	$55,204,095	55,204,095

		289,495,567

Short-Term Securities — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37% (b)	910,793	910,793
SL Liquidity Series, LLC, Money Market Series, 2.67% (b)(c)	8,338,522	8,340,189

		9,250,982

Total Affiliated Investment Companies — 101.2% (Cost: $795,174,331)		843,332,153

Liabilities in Excess of Other Assets — (1.2)%		(9,654,866)

Net Assets — 100.0%		$833,677,287

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the six months ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Advantage Emerging Markets Fund, Class K	2,571,993	1,018,661		(3,590,654)	—	$—	$—	$(3,633,575)	$3,079,587
BlackRock Advantage Large Cap Core Fund, Class K	—	1,773,476		(1,773,476)	—	—	—	(2,553,805)	2,057,232
BlackRock Emerging Markets Fund, Inc., Class K	—	1,100,378		(15,547)	1,084,831	25,157,231	—	15,492	1,581,227
BlackRock Global Allocation Fund, Inc., Class K	1,840,604	1,385,986		(104,483)	3,122,107	58,383,405	220,454	2,278,381	(1,870,743)
BlackRock Liquidity Funds, T-Fund, Institutional Class	463,321	447472	(b)	—	910,793	910,793	12,334	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	3,760,849	3,309,665		(519,845)	6,550,669	63,934,527	948,657	(201,687)	576,735
BlackRock Total Return Fund, Class K	—	5,051,371		(5,051,371)	—	—	—	—	—
iShares 7-10 Year Treasury Bond ETF	161,287	—		(161,287)	—	—	32,604	(509,062)	472,257
iShares Core MSCI EAFE ETF	417,315	556,992		(26,458)	947,849	57,600,784	702,954	(138,355)	(997,670)
iShares Core S&P Mid-Cap ETF	187,006	87,409		(274,415)	—	—	100,686	5,125,196	(9,373,927)
iShares Core S&P Small-Cap ETF	—	431,338		(7,221)	424,117	32,720,627	110,295	19,647	1,386,998

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 60/40 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

iShares Core S&P Total U.S. Stock Market ETF	1,240,988	1,104,401		(99,430)	2,245,959	$144,639,760	$1,337,084		$694,459	$(215,514)
iShares Edge MSCI Minimum Volatility USA ETF	—	598,256		(9,953)	588,303	34,592,216	138,837		20,701	3,114,352
iShares Edge MSCI Multifactor USA ETF	984,409	649,313		(792,187)	841,535	26,112,831	940,932		(3,012,761)	(1,047,263)
iShares Edge MSCI USA Momentum Factor ETF	286,985	181,005		(231,265)	236,725	26,555,810	286,769		24,845	(2,747,082)
iShares Floating Rate Bond ETF	413,138	575,765		(652,238)	336,665	17,139,615	433,059		(296,345)	(4,493)
iShares Global Tech ETF	157,101	165,387		(8,550)	313,938	53,705,374	238,012		(165,378)	1,465,146
iShares J.P. Morgan USD Emerging Markets Bond ETF	190,250	59,609		(249,859)	—	—	419,633		(1,740,927)	1,555,367
Master Advantage Large Cap Core Portfolio	$54,214,183	$30,903,383	(b)(c)	$—	$85,117,566	85,117,566	764,564		(794,924)	757,509
Master Total Return Portfolio	$83,736,584	$69,480,746	(b)(c)	$—	$153,217,330	153,217,330	2,898,871		(370,937)	4,835,837
U.S. Total Bond Index Master Portfolio	$—	$55,204,095	(b)(c)	$—	$55,204,095	55,204,095	344,071		13,657	1,174,601
SL Liquidity Series, LLC, Money Market Series	7,555,522	783,000	(b)	—	8,338,522	8,340,189	11,060	(d)	4,878	(139)

						$843,332,153	$9,940,876		$(5,220,500)	$5,800,017

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$459,468,038	$—	$—	$459,468,038
Fixed Income Funds(a)	81,074,142	—	—	81,074,142
Short-Term Securities	910,793	—	—	910,793

Subtotal	$541,452,973	$—	$—	$541,452,973

Investments Valued at NAV(b)				301,879,180

Total Investments				$843,332,153

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended March 31, 2019, there were no transfers between levels.

See notes to financial statements.

18	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) March 31, 2019	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(b) — 100.2%

Equity Funds — 83.8%
BlackRock Emerging Markets Fund, Inc., Class K	749,363	$17,377,718
BlackRock Global Allocation Fund, Inc., Class K	1,105,432	20,671,572
International Tilts Master Portfolio	$20,707,773	20,707,773
iShares Core MSCI EAFE ETF	341,769	20,769,302
iShares Core S&P Small-Cap ETF	265,074	20,450,459
iShares Core S&P Total U.S. Stock Market ETF	1,108,463	71,385,017
iShares Edge MSCI Min Vol USA ETF	306,903	18,045,896
iShares Edge MSCI Multifactor USA ETF	581,851	18,054,837
iShares Edge MSCI USA Momentum Factor ETF	189,739	21,284,921
iShares Global Tech ETF	177,329	30,335,672
Master Advantage Large Cap Core Portfolio	$35,707,288	35,707,288

		294,790,455

Fixed Income Funds — 16.2%
BlackRock Strategic Income Opportunities Portfolio, Class K	1,051,894	10,266,486
Master Total Return Portfolio	$20,440,678	20,440,678
U.S. Total Bond Index Master Portfolio	$26,389,082	26,389,082

		57,096,246

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37% (a)	517,754	517,754

Total Affiliated Investment Companies — 100.2% (Cost: $326,525,441)		352,404,455

Liabilities in Excess of Other Assets — (0.2)%		(802,633)

Net Assets — 100.0%		$351,601,822

(a)	Annualized 7-day yield as of period end.
(b)

During the six months ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Advantage Emerging Markets Fund, Class K	2,350,475	18,463		(2,368,938)		—	$—	$—	$(3,542,754)	$2,775,300
BlackRock Emerging Markets Fund, Inc., Class K	—	760,103		(10,740)		749,363	17,377,718	—	4,092	1,085,826
BlackRock Global Allocation Fund, Inc., Class K	1,061,784	93,889		(50,241)		1,105,432	20,671,572	77,496	744,685	(919,872)
BlackRock Liquidity Funds, T-Fund, Institutional Class	676,884	—		(159,130	)(b)	517,754	517,754	6,261	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	1,449,280	1,173,730		(1,571,116)		1,051,894	10,266,486	297,808	(566,565)	457,688
International Tilts Master Portfolio	$13,353,596	$7,354,177	(c)(d)	$—		$20,707,773	20,707,773	300,578	(811,843)	(207,091)
iShares Core MSCI EAFE ETF	341,129	16,371		(15,731)		341,769	20,769,302	254,467	4,682	(1,133,641)
iShares Core S&P Mid-Cap ETF	234,597	2,769		(237,366)		—	—	83,685	3,934,814	(8,607,058)
iShares Core S&P Small-Cap ETF	—	268,823		(3,749)		265,074	20,450,459	68,831	1,734	858,594
iShares Core S&P Total U.S. Stock Market ETF	954,898	221,283		(67,718)		1,108,463	71,385,017	643,682	435,184	(1,649,868)
iShares Edge MSCI Min Vol USA ETF	135,205	184,924		(13,226)		306,903	18,045,896	115,114	15,737	1,141,111
iShares Edge MSCI Multifactor USA ETF	888,945	39,047		(346,141)		581,851	18,054,837	530,343	(1,262,791)	(1,589,438)
iShares Edge MSCI USA Momentum Factor ETF	195,387	13,002		(18,650)		189,739	21,284,921	162,066	137,653	(1,367,266)
iShares Global Tech ETF	127,132	56,783		(6,586)		177,329	30,335,672	131,373	(164,438)	(208,566)

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock 80/20 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

Master Advantage Large Cap Core Portfolio	$36,558,308	$—		$(851,021	)(b)(d)	$35,707,288	$35,707,288	$352,917		$(439,026)	$(864,345)
Master Total Return Portfolio	$38,868,218	$—		$(18,427,540	)(b)(d)	$20,440,678	20,440,678	576,736		(163,406)	704,664
U.S. Total Bond Index Master Portfolio	$—	$26,389,082	(c)(d)	$—		$26,389,082	26,389,082	163,127		6,478	558,075
SL Liquidity Series, LLC, Money Market Series	—	—		—		—	—	14,144	(e)	(339)	—

							$352,404,455	$3,778,628		$(1,666,103)	$(8,965,887)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$238,375,394	$—	$—	$238,375,394
Fixed Income Funds(a)	10,266,486	—	—	10,266,486
Short-Term Securities	517,754	—	—	517,754

Subtotal	$249,159,634	$—	$—	$249,159,634

Investments Valued at NAV(b)				103,244,821

Total Investments				$352,404,455

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended March 31, 2019, there were no transfers between levels.

See notes to financial statements.

20	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

March 31, 2019

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

ASSETS
Investments at value — affiliated(a)(b)	$257,745,365	$365,842,657	$843,332,153	$352,404,455
Cash	43,451	—	—	—
Receivables:
Securities lending income — affiliated	855	822	2,242	1,174
Capital shares sold	1,012,468	418,247	678,626	346,321
Dividends — affiliated	109,064	76,510	176,278	28,936
From the Manager	1,870	2,492	—	19,446
Prepaid expenses	57,103	60,741	68,682	53,552
Other assets	—	—	395,976	—

Total assets	258,970,176	366,401,469	844,653,957	352,853,884

LIABILITIES
Cash collateral on securities loaned at value	3,215,708	11,699,473	8,338,900	—
Payables:
Investments purchased — affiliated	172,193	276,066	186,959	29,932
Administration fees	3,012	3,675	23,653	1,178
Board realignment and consolidation	4,175	3,994	3,276	1,013
Capital shares redeemed	642,593	832,040	1,927,323	905,035
Trustees’ and Officer’s fees	5,985	6,139	5,979	5,930
Other accrued expenses	195,141	217,301	285,023	230,181
Other affiliates	3,439	4,298	7,757	3,645
Service and distribution fees	91,997	110,257	190,163	75,148
To the Manager	—	—	7,637	—

Total liabilities	4,334,243	13,153,243	10,976,670	1,252,062

NET ASSETS	$254,635,933	$353,248,226	$833,677,287	$351,601,822

NET ASSETS CONSIST OF
Paid-in capital	$247,688,157	$337,434,827	$787,465,958	$325,914,008
Accumulated earnings	6,947,776	15,813,399	46,211,329	25,687,814

NET ASSETS	$254,635,933	$353,248,226	$833,677,287	$351,601,822

(a) Investments at cost — affiliated	$250,457,514	$348,139,227	$795,174,331	$326,525,441
(b) Securities loaned at value	$3,161,642	$11,454,750	$8,164,218	$—

F I N A N C I A L S T A T E M E N T S	21

Statements of Assets and Liabilities  (unaudited) (continued)

March 31, 2019

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

NET ASSET VALUE

Institutional
Net assets	$38,615,709	$68,682,040	$160,875,427	$111,554,849

Shares outstanding(a)	3,416,769	6,028,062	12,622,644	9,106,729

Net asset value	$11.30	$11.39	$12.74	$12.25

Investor A
Net assets	$119,827,484	$170,821,201	$540,169,174	$163,582,068

Shares outstanding(a)	10,733,518	15,117,644	43,098,646	13,614,674

Net asset value	$11.16	$11.30	$12.53	$12.02

Investor C
Net assets	$80,472,449	$88,678,078	$95,594,754	$50,236,768

Shares outstanding(a)	7,273,108	7,933,249	7,787,710	4,316,716

Net asset value	$11.06	$11.18	$12.28	$11.64

Class K
Net assets	$4,083,478	$7,267,829	$19,522,304	$16,009,673

Shares outstanding(a)	361,323	637,449	1,532,090	1,307,072

Net asset value	$11.30	$11.40	$12.74	$12.25

Class R
Net assets	$11,636,813	$17,799,078	$17,515,628	$10,218,464

Shares outstanding(a)	1,046,818	1,580,469	1,401,004	855,962

Net asset value	$11.12	$11.26	$12.50	$11.94

(a)	Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

22	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended March 31, 2019

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

INVESTMENT INCOME
Dividends — affiliated	$2,861,295	$3,264,264	$5,936,946	$2,371,126
Securities lending income — affiliated — net	11,967	13,200	11,060	14,144
Net investment income allocated from the affiliated Master Portfolios:
Income	1,854,960	2,110,464	3,992,870	1,393,358
Expenses	(112,364)	(181,988)	(375,888)	(191,624)

Total investment income	4,615,858	5,205,940	9,564,988	3,587,004

EXPENSES
Service and distribution — class specific	587,121	697,923	1,075,162	466,019
Transfer agent — class specific	118,388	169,637	357,540	201,365
Administration	53,674	72,022	149,661	70,613
Registration	32,973	32,920	37,712	36,845
Accounting services	32,344	32,344	32,344	32,344
Professional	29,336	29,092	19,195	28,149
Administration — class specific	25,276	33,909	71,777	33,232
Printing	14,624	15,852	17,937	15,814
Trustees and Officer	8,586	8,975	10,222	8,905
Custodian	8,552	7,303	8,886	7,989
Board realignment and consolidation	2,725	3,007	3,934	2,699
Reorganization	—	—	238,930	—
Recoupment of past waived and/or reimbursed fees — class specific	1,978	3,756	6,296	—
Miscellaneous	8,181	8,388	9,363	8,349

Total expenses	923,758	1,115,128	2,038,959	912,323
Less:
Fees waived and/or reimbursed by the Manager	(99,703)	(88,088)	(272,959)	(92,647)
Administration fees waived — class specific	(9,676)	(9,389)	(29,797)	(23,162)
Transfer agent fees waived and/or reimbursed — class specific	(13,910)	(53,612)	(88,718)	(90,317)

Total expenses after fees waived and/or reimbursed	800,469	964,039	1,647,485	706,197

Net investment income	3,815,389	4,241,901	7,917,503	2,880,807

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(942,647)	(1,222,307)	(6,454,976)	(1,097,291)
Capital gain distributions from investment companies — affiliated	312,643	1,114,881	2,386,680	838,985
Allocation from the affiliated Master Portfolios	(308,872)	(588,106)	(1,152,204)	(1,407,797)

	(938,876)	(695,532)	(5,220,500)	(1,666,103)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(1,020,622)	(3,743,585)	(967,930)	(9,157,190)
Allocation from the affiliated Master Portfolios	2,775,342	2,743,321	6,767,947	191,303

	1,754,720	(1,000,264)	5,800,017	(8,965,887)

Net realized and unrealized gain (loss)	815,844	(1,695,796)	579,517	(10,631,990)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,631,233	$2,546,105	$8,497,020	$(7,751,183)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Changes in Net Assets

	BlackRock 20/80 Target Allocation Fund		BlackRock 40/60 Target Allocation Fund
	Six Months		Six Months
	Ended		Ended
	03/31/19	Year Ended	03/31/19	Year Ended
	(unaudited)	09/30/18	(unaudited)	09/30/18
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,815,389	$6,393,288	$4,241,901	$7,105,006
Net realized gain (loss)	(938,876)	7,098,176	(695,532)	19,489,301
Net change in unrealized appreciation (depreciation)	1,754,720	(8,331,470)	(1,000,264)	(10,780,274)

Net increase in net assets resulting from operations	4,631,233	5,159,994	2,546,105	15,814,033

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(1,845,509)	(1,430,478)	(4,541,015)	(1,611,428)
Investor A	(5,294,433)	(3,404,968)	(11,464,215)	(4,012,801)
Investor C	(3,017,480)	(1,635,514)	(5,468,388)	(1,504,537)
Class K	(162,056)	(45,709)	(480,016)	(71,327)
Class R	(559,263)	(318,338)	(1,186,781)	(439,913)

Decrease in net assets resulting from distributions to shareholders	(10,878,741)	(6,835,007)	(23,140,415)	(7,640,006)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(12,683,657)	(56,374,959)	13,406,656	(48,795,549)

NET ASSETS(b)
Total decrease in net assets	(18,931,165)	(58,049,972)	(7,187,654)	(40,621,522)
Beginning of period	273,567,098	331,617,070	360,435,880	401,057,402

End of period	$254,635,933	$273,567,098	$353,248,226	$360,435,880

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

24	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	BlackRock 60/40 Target Allocation Fund		BlackRock 80/20 Target Allocation Fund
	Six Months Ended 03/31/19 (unaudited)	Year Ended 09/31/18	Six Months Ended 03/31/19 (unaudited)	Year Ended 09/31/18
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,917,503	$9,277,587	$2,880,807	$5,177,983
Net realized gain (loss)	(5,220,500)	34,884,308	(1,666,103)	22,270,655
Net change in unrealized appreciation (depreciation)	5,800,017	(8,866,853)	(8,965,887)	1,448,079

Net increase (decrease) in net assets resulting from operations	8,497,020	35,295,042	(7,751,183)	28,896,717

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(7,250,440)	(2,939,182)	(5,836,278)	(2,571,530)
Investor A	(18,659,906)	(8,040,799)	(8,297,718)	(4,313,777)
Investor C	(5,431,523)	(2,388,394)	(2,328,354)	(1,167,306)
Class K	(1,189,306)	(413,877)	(761,052)	(287,322)
Class R	(1,088,429)	(547,236)	(525,225)	(340,285)

Decrease in net assets resulting from distributions to shareholders	(33,619,604)	(14,329,488)	(17,748,627)	(8,680,220)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	326,867,814	(7,077,808)	15,682,769	47,241,811

NET ASSETS(b)
Total increase (decrease) in net assets	301,745,230	13,887,746	(9,817,041)	67,458,308
Beginning of period	531,932,057	518,044,311	361,418,863	293,960,555

End of period	$833,677,287	$531,932,057	$351,601,822	$361,418,863

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund

	Institutional
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.62		$11.67	$11.31	$11.50	$12.15	$11.78

Net investment income(a)	0.20		0.30	0.28	0.25	0.21	0.25
Net realized and unrealized gain (loss)	0.03		(0.04)	0.28	0.27	0.17	0.79

Net increase from investment operations	0.23		0.26	0.56	0.52	0.38	1.04

Distributions(b)
From net investment income	(0.40)		(0.31)	(0.20)	(0.23)	(0.40)	(0.31)
From net realized gain	(0.15)		—	—	(0.48)	(0.63)	(0.36)

Total distributions	(0.55)		(0.31)	(0.20)	(0.71)	(1.03)	(0.67)

Net asset value, end of period	$11.30		$11.62	$11.67	$11.31	$11.50	$12.15

Total Return(c)
Based on net asset value	2.25	%(d)	2.27%	5.09%	4.76%	3.12%	9.04%

Ratios to Average Net Assets
Total expenses(e)	0.35	%(f)	0.31%	0.35%	0.33%	0.41%	0.47%

Total expenses after fees waived and/or reimbursed(e)	0.18	%(f)	0.16%	0.17%	0.12%	0.16%	0.27%

Net investment income(e)	3.57	%(f)	2.63%	2.49%	2.25%	1.80%	2.05%

Supplemental Data
Net assets, end of period (000)	$38,616		$42,461	$52,839	$49,937	$22,738	$9,571

Portfolio turnover rate	30%		64%	80%	95%	99%	46%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014
Investments in underlying funds	0.24%		0.31%	0.27%	0.45%	0.46%	0.37%

(f)	Annualized.

See notes to financial statements.

26	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor A
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018		2017		2016	2015		2014

Net asset value, beginning of period	$11.46		$11.51		$11.16		$11.37	$12.02		$11.67

Net investment income(a)	0.18		0.26		0.24		0.21	0.16		0.20
Net realized and unrealized gain (loss)	0.03		(0.04)		0.28		0.26	0.17		0.77

Net increase from investment operations	0.21		0.22		0.52		0.47	0.33		0.97

Distributions(b)
From net investment income	(0.36)		(0.27)		(0.17)		(0.20)	(0.35)		(0.26)
From net realized gain	(0.15)		—		—		(0.48)	(0.63)		(0.36)

Total distributions	(0.51)		(0.27)		(0.17)		(0.68)	(0.98)		(0.62)

Net asset value, end of period	$11.16		$11.46		$11.51		$11.16	$11.37		$12.02

Total Return(c)
Based on net asset value	2.07	%(d)	1.94%		4.78%		4.35%	2.77%		8.54%

Ratios to Average Net Assets
Total expenses(e)	0.61	%(f)	0.56	%(g)	0.60	%(g)	0.60%	0.71	%(g)	0.79	%(g)

Total expenses after fees waived and/or reimbursed(e)	0.52	%(f)	0.50%		0.51%		0.46%	0.54%		0.67%

Net investment income(e)	3.22	%(f)	2.29%		2.17%		1.88%	1.37%		1.66%

Supplemental Data
Net assets, end of period (000)	$119,827		$122,394		$143,061		$171,824	$75,293		$45,095

Portfolio turnover rate	30%		64%		80%		95%	99%		46%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018		2017		2016	2015		2014
Investments in underlying funds	0.24%		0.31%		0.27%		0.45%	0.46%		0.37%

(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2015, the ratio would have been 0.70%. There was no financial impact to the expense ratios for the years ended September 30, 2018, September 30, 2017 and September 30, 2014.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor C
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$11.30		$11.34		$11.01		$11.24		$11.91		$11.57

Net investment income(a)	0.13		0.17		0.16		0.12		0.07		0.11
Net realized and unrealized gain (loss)	0.04		(0.04)		0.28		0.27		0.16		0.77

Net increase from investment operations	0.17		0.13		0.44		0.39		0.23		0.88

Distributions(b)
From net investment income	(0.26)		(0.17)		(0.11)		(0.14)		(0.27)		(0.18)
From net realized gain	(0.15)		—		—		(0.48)		(0.63)		(0.36)

Total distributions	(0.41)		(0.17)		(0.11)		(0.62)		(0.90)		(0.54)

Net asset value, end of period	$11.06		$11.30		$11.34		$11.01		$11.24		$11.91

Total Return(c)
Based on net asset value	1.69	%(d)	1.14%		4.01%		3.64%		1.92%		7.80%

Ratios to Average Net Assets
Total expenses(e)	1.35	%(f)(g)	1.31	%(f)	1.35	%(f)	1.33	%(f)	1.44	%(f)	1.54%

Total expenses after fees waived and/or reimbursed(e)	1.27	%(g)	1.25%		1.26%		1.21%		1.27%		1.39%

Net investment income(e)	2.47	%(g)	1.54%		1.42%		1.11%		0.62%		0.94%

Supplemental Data
Net assets, end of period (000)	$80,472		$91,279		$118,900		$147,046		$57,521		$39,413

Portfolio turnover rate	30%		64%		80%		95%		99%		46%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018		2017		2016		2015		2014
Investments in underlying funds	0.24%		0.31%		0.27%		0.45%		0.46%		0.37%

(f)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the ratio would have been 1.30%. There was no financial impact to the expense ratios for the six months ended March 31, 2019 and the years ended September 30, 2017, September 30, 2016 and September 30, 2015.

(g)	Annualized.

See notes to financial statements.

28	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class K
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,		Period from 03/28/2016(a) to 09/30/2016
			2018	2017

Net asset value, beginning of period	$11.62		$11.67	$11.31	$10.90

Net investment income(b)	0.20		0.30	0.29	0.12
Net realized and unrealized gain (loss)	0.03		(0.04)	0.28	0.29

Net increase from investment operations	0.23		0.26	0.57	0.41

Distributions(c)
From net investment income	(0.40)		(0.31)	(0.21)	—
From net realized gain	(0.15)		—	—	—

Total distributions	(0.55)		(0.31)	(0.21)	—

Net asset value, end of period	$11.30		$11.62	$11.67	$11.31

Total Return(d)
Based on net asset value	2.28	%(e)	2.29%	5.12%	3.76	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.27	%(g)	0.23%	0.29%	0.24	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.16	%(g)	0.14%	0.16%	0.10	%(g)

Net investment income(f)	3.55	%(g)	2.63%	2.63%	2.03	%(g)

Supplemental Data
Net assets, end of period (000)	$4,083		$3,355	$1,607	$207

Portfolio turnover rate	30%		64%	80%	95	%(h)

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,		Period from 03/28/2016(a) to 09/30/2016
			2018	2017
Investments in underlying funds	0.24%		0.31%	0.27%	0.45%

(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights   (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class R
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017	2016		2015	2014

Net asset value, beginning of period	$11.39		$11.44	$11.10	$11.30		$11.96	$11.60

Net investment income(a)	0.16		0.22	0.21	0.17		0.12	0.17
Net realized and unrealized gain (loss)	0.04		(0.03)	0.27	0.27		0.17	0.78

Net increase from investment operations	0.20		0.19	0.48	0.44		0.29	0.95

Distributions(b)
From net investment income	(0.32)		(0.24)	(0.14)	(0.16)		(0.32)	(0.23)
From net realized gain	(0.15)		—	—	(0.48)		(0.63)	(0.36)

Total distributions	(0.47)		(0.24)	(0.14)	(0.64)		(0.95)	(0.59)

Net asset value, end of period	$11.12		$11.39	$11.44	$11.10		$11.30	$11.96

Total Return(c)
Based on net asset value	1.99	%(d)	1.64%	4.39%	4.11%		2.41%	8.40%

Ratios to Average Net Assets
Total expenses(e)	0.92	%(f)(g)	0.89%	0.93%	0.91	%(f)	1.01%	1.13%

Total expenses after fees waived and/or reimbursed(e)	0.83	%(g)	0.81%	0.82%	0.77%		0.79%	0.88%

Net investment income(e)	2.91	%(g)	1.97%	1.86%	1.58%		1.05%	1.45%

Supplemental Data
Net assets, end of period (000)	$11,637		$14,079	$15,209	$15,976		$9,331	$9,016

Portfolio turnover rate	30%		64%	80%	95%		99%	46%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017	2016		2015	2014
Investments in underlying funds	0.24%		0.31%	0.27%	0.45%		0.46%	0.37%

(f)	Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratios for the six months ended March 31, 2019 and the year ended September 30, 2016.
(g)	Annualized.

See notes to financial statements.

30	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund

	Institutional
	Six Months Ended 03/31/19		Year Ended September 30,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.17		$11.91	$11.18	$11.54	$12.64	$12.15

Net investment income(a)	0.17		0.28	0.26	0.23	0.20	0.20
Net realized and unrealized gain (loss)	(0.11)		0.28	0.67	0.45	0.03	1.06

Net increase from investment operations	0.06		0.56	0.93	0.68	0.23	1.26

Distributions(b)
From net investment income	(0.27)		(0.30)	(0.20)	(0.23)	(0.34)	(0.43)
From net realized gain	(0.57)		—	—	(0.81)	(0.99)	(0.34)

Total distributions	(0.84)		(0.30)	(0.20)	(1.04)	(1.33)	(0.77)

Net asset value, end of period	$11.39		$12.17	$11.91	$11.18	$11.54	$12.64

Total Return(c)
Based on net asset value	1.03	%(d)	4.74%	8.48%	6.31%	1.66%	10.73%

Ratios to Average Net Assets
Total expenses(e)	0.40	%(f)	0.32%	0.36%	0.35%	0.43%	0.45%

Total expenses after fees waived and/or reimbursed(e)	0.20	%(f)	0.15%	0.16%	0.12%	0.14%	0.23%

Net investment income(e)	2.98	%(f)	2.37%	2.29%	2.12%	1.67%	1.61%

Supplemental Data
Net assets, end of period (000)	$68,682		$66,357	$60,948	$45,376	$22,581	$14,627

Portfolio turnover rate	41%		79%	74%	103%	117%	60%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014
Investments in underlying funds	0.23%		0.30%	0.29%	0.46%	0.46%	0.43%

(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor A
	Six Months Ended 03/31/19		Year Ended September 30,
	(unaudited)		2018		2017	2016		2015		2014

Net asset value, beginning of period	$12.06		$11.80		$11.08	$11.46		$12.56		$12.06

Net investment income(a)	0.15		0.24		0.22	0.20		0.15		0.17
Net realized and unrealized gain (loss)	(0.11)		0.28		0.67	0.43		0.04		1.05

Net increase from investment operations	0.04		0.52		0.89	0.63		0.19		1.22

Distributions(b)
From net investment income	(0.23)		(0.26)		(0.17)	(0.20)		(0.30)		(0.38)
From net realized gain	(0.57)		—		—	(0.81)		(0.99)		(0.34)

Total distributions	(0.80)		(0.26)		(0.17)	(1.01)		(1.29)		(0.72)

Net asset value, end of period	$11.30		$12.06		$11.80	$11.08		$11.46		$12.56

Total Return(c)
Based on net asset value	0.84	%(d)	4.42%		8.17%	5.89%		1.33%		10.41%

Ratios to Average Net Assets
Total expenses(e)	0.59	%(f)(g)	0.54	%(f)	0.57%	0.58	%(f)	0.68	%(f)	0.73%

Total expenses after fees waived and/or reimbursed(e)	0.54	%(g)	0.49%		0.50%	0.46%		0.50%		0.60%

Net investment income(e)	2.64	%(g)	2.02%		1.93%	1.81%		1.24%		1.33%

Supplemental Data
Net assets, end of period (000)	$170,821		$169,126		$186,642	$195,865		$86,088		$63,500

Portfolio turnover rate	41%		79%		74%	103%		117%		60%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018		2017	2016		2015		2014
Investments in underlying funds	0.23%		0.30%		0.29%	0.46%		0.46%		0.43%

(f)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the ratio would have been 0.53%. There was no financial impact to the expense ratios for the six months ended March 31, 2019 and the years ended September 30, 2016 and September 30, 2015.

(g)	Annualized.

See notes to financial statements.

32	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor C
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$11.87		$11.60		$10.91		$11.31		$12.41		$11.91

Net investment income(a)	0.10		0.15		0.13		0.11		0.06		0.07
Net realized and unrealized gain (loss)	(0.09)		0.27		0.66		0.44		0.04		1.04

Net increase from investment operations	0.01		0.42		0.79		0.55		0.10		1.11

Distributions(b)
From net investment income	(0.13)		(0.15)		(0.10)		(0.14)		(0.21)		(0.27)
From net realized gain	(0.57)		—		—		(0.81)		(0.99)		(0.34)

Total distributions	(0.70)		(0.15)		(0.10)		(0.95)		(1.20)		(0.61)

Net asset value, end of period	$11.18		$11.87		$11.60		$10.91		$11.31		$12.41

Total Return(c)
Based on net asset value	0.47	%(d)	3.63%		7.32%		5.18%		0.57%		9.52%

Ratios to Average Net Assets
Total expenses(e)	1.34	%(f)(g)	1.29	%(f)	1.33	%(f)	1.33	%(f)	1.44	%(f)	1.50	%(f)

Total expenses after fees waived and/or reimbursed(e)	1.29	%(g)	1.24%		1.25%		1.21%		1.27%		1.38%

Net investment income(e)	1.88	%(g)	1.26%		1.18%		1.04%		0.47%		0.56%

Supplemental Data
Net assets, end of period (000)	$88,678		$101,711		$128,703		$153,937		$59,026		$50,554

Portfolio turnover rate	41%		79%		74%		103%		117%		60%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.
(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018		2017		2016		2015		2014
Investments in underlying funds	0.23%		0.30%		0.29%		0.46%		0.46%		0.43%

(f)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2016, September 30, 2015 and September 30, 2014, the ratio would have been 1.32%, 1.43% and 1.49%, respectively. There was no financial impact to the expense ratio for the six months ended March 31, 2019 and the years ended September 30, 2018 and September 30, 2017.

(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class K

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,		Period from 03/28/2016(a) to 09/30/2016
			2018	2017

Net asset value, beginning of period	$12.18		$11.92	$11.19	$10.68

Net investment income(b)	0.18		0.29	0.29	0.11
Net realized and unrealized gain (loss)	(0.11)		0.27	0.64	0.40

Net increase from investment operations	0.07		0.56	0.93	0.51

Distributions(c)
From net investment income	(0.28)		(0.30)	(0.20)	—
From net realized gain	(0.57)		—	—	—

Total distributions	(0.85)		(0.30)	(0.20)	—

Net asset value, end of period	$11.40		$12.18	$11.92	$11.19

Total Return(d)
Based on net asset value	1.05	%(e)	4.75%	8.49%	4.78	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.26	%(g)	0.21%	0.26%	0.23	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.18	%(g)	0.13%	0.14%	0.10	%(g)

Net investment income(f)	3.12	%(g)	2.40%	2.56%	1.94	%(g)

Supplemental Data
Net assets, end of period (000)	$7,268		$4,939	$2,359	$253

Portfolio turnover rate	41%		79%	74%	103	%(h)

(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Aggregate total return.
(f) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,		Period from 03/28/2016(a) to 09/30/2016
			2018	2017
Investments in underlying funds	0.23%		0.30%	0.29%	0.46%

(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

34	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)
	Class R
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.00		$11.75	$11.04	$11.40	$12.49	$12.00

Net investment income(a)	0.14		0.22	0.20	0.18	0.13	0.15
Net realized and unrealized gain (loss)	(0.10)		0.27	0.66	0.44	0.04	1.04

Net increase from investment operations	0.04		0.49	0.86	0.62	0.17	1.19

Distributions(b)
From net investment income	(0.21)		(0.24)	(0.15)	(0.17)	(0.27)	(0.36)
From net realized gain	(0.57)		—	—	(0.81)	(0.99)	(0.34)

Total distributions	(0.78)		(0.24)	(0.15)	(0.98)	(1.26)	(0.70)

Net asset value, end of period	$11.26		$12.00	$11.75	$11.04	$11.40	$12.49

Total Return(c)
Based on net asset value	0.79	%(d)	4.18%	7.94%	5.80%	1.18%	10.21%

Ratios to Average Net Assets
Total expenses(e)	0.91	%(f)	0.84%	0.88%	0.89%	0.96%	1.01%

Total expenses after fees waived and/or reimbursed(e)	0.70	%(f)	0.65%	0.66%	0.62%	0.64%	0.73%

Net investment income(e)	2.50	%(f)	1.84%	1.77%	1.65%	1.06%	1.22%

Supplemental Data
Net assets, end of period (000)	$17,799		$18,302	$22,405	$21,619	$15,130	$16,440

Portfolio turnover rate	41%		79%	74%	103%	117%	60%

(a) Based on average shares outstanding.
(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c) Where applicable, assumes the reinvestment of distributions.
(d) Aggregate total return.
(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014
Investments in underlying funds	0.23%		0.30%	0.29%	0.46%	0.46%	0.43%

(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund
	Institutional
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017		2016	2015	2014

Net asset value, beginning of period	$13.74		$13.20	$12.08		$12.39	$13.64	$12.32

Net investment income(a)	0.16		0.30	0.28		0.23	0.21	0.17
Net realized and unrealized gain (loss)	(0.30)		0.67	1.05		0.60	(0.10)	1.35

Net increase (decrease) from investment operations	(0.14)		0.97	1.33		0.83	0.11	1.52

Distributions(b)
From net investment income	(0.21)		(0.30)	(0.21)		(0.22)	(0.48)	(0.20)
From net realized gain	(0.65)		(0.13)	—		(0.92)	(0.88)	—

Total distributions	(0.86)		(0.43)	(0.21)		(1.14)	(1.36)	(0.20)

Net asset value, end of period	$12.74		$13.74	$13.20		$12.08	$12.39	$13.64

Total Return(c)
Based on net asset value	(0.69	)%(d)	7.42%	11.19	%(e)	7.10%	0.43%	12.43%

Ratios to Average Net Assets
Total expenses(f)	0.37	%(g)(h)	0.29%	0.32%		0.31%	0.55%	0.56%

Total expenses after fees waived and/or reimbursed(f)	0.20	%(h)	0.15%	0.14%		0.11%	0.13%	0.21%

Net investment income(f)	2.56	%(h)	2.22%	2.27%		1.95%	1.60%	1.25%

Supplemental Data
Net assets, end of period (000)	$160,875		$108,221	$90,274		$61,601	$8,755	$4,242

Portfolio turnover rate	45%		88%	70%		94%	118%	69%

(a) Based on average shares outstanding.
(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c) Where applicable, assumes the reinvestment of distributions.
(d) Aggregate total return.
(e) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017		2016	2015	2014
Investments in underlying funds	0.20%		0.27%	0.26%		0.42%	0.46%	0.49%

(g)	Board realignment and consolidation and reorganization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 0.41%.
(h)	Annualized.

See notes to financial statements.

36	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)
	Investor A
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$13.50		$12.98		$11.89		$12.22		$13.46		$12.18

Net investment income(a)	0.14		0.25		0.24		0.19		0.16		0.11
Net realized and unrealized gain (loss)	(0.29)		0.65		1.03		0.59		(0.11)		1.34

Net increase (decrease) from investment operations	(0.15)		0.90		1.27		0.78		0.05		1.45

Distributions(b)
From net investment income	(0.17)		(0.25)		(0.18)		(0.19)		(0.41)		(0.17)
From net realized gain	(0.65)		(0.13)		—		(0.92)		(0.88)		—

Total distributions	(0.82)		(0.38)		(0.18)		(1.11)		(1.29)		(0.17)

Net asset value, end of period	$12.53		$13.50		$12.98		$11.89		$12.22		$13.46

Total Return(c)
Based on net asset value	(0.81	)%(d)	7.03%		10.86	%(e)	6.77%		0.00%		11.95%

Ratios to Average Net Assets
Total expenses(f)	0.58	%(g)(h)(i)(j)	0.51	%(i)	0.55	%(i)	0.57	%(i)	0.76	%(i)	0.81	%(i)

Total expenses after fees waived and/or reimbursed(f)	0.53	%(j)	0.49%		0.48%		0.45%		0.49%		0.59%

Net investment income(f)	2.27	%(j)	1.85%		1.93%		1.64%		1.20%		0.86%

Supplemental Data
Net assets, end of period (000)	$540,169		$280,970		$279,181		$269,175		$64,012		$40,375

Portfolio turnover rate	45%		88%		70%		94%		118%		69%

(a) Based on average shares outstanding.
(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d) Aggregate total return.
(e) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018		2017		2016		2015		2014
Investments in underlying funds	0.20%		0.27%		0.26%		0.42%		0.46%		0.49%

(g)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.55%.
(h)	Board realignment and consolidation and reorganization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 0.61%.
(i)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2018 and September 30, 2014, the ratios would have been 0.50% and 0.80%, respectively. There was no financial impact to the expense ratios for the six months ended March 31, 2019 and the years ended September 30, 2017, September 30, 2016 and September 30, 2015.

(j)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)
	Investor C
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017		2016		2015	2014

Net asset value, beginning of period	$13.17		$12.66	$11.61		$11.99		$13.21	$11.96

Net investment income(a)	0.08		0.14	0.14		0.10		0.06	0.02
Net realized and unrealized gain (loss)	(0.26)		0.64	1.02		0.57		(0.09)	1.31

Net increase (decrease) from investment operations	(0.18)		0.78	1.16		0.67		(0.03)	1.33

Distributions(b)
From net investment income	(0.06)		(0.14)	(0.11)		(0.13)		(0.31)	(0.08)
From net realized gain	(0.65)		(0.13)	—		(0.92)		(0.88)	—

Total distributions	(0.71)		(0.27)	(0.11)		(1.05)		(1.19)	(0.08)

Net asset value, end of period	$12.28		$13.17	$12.66		$11.61		$11.99	$13.21

Total Return(c)
Based on net asset value	(1.12	)%(d)	6.23%	10.06	%(e)	5.89%		(0.63)%	11.14%

Ratios to Average Net Assets
Total expenses(f)	1.35	%(g)(h)(i)	1.28%	1.31%		1.33	%(j)	1.51%	1.57%

Total expenses after fees waived and/or reimbursed(f)	1.29	%(i)	1.24%	1.23%		1.20%		1.22%	1.31%

Net investment income(f)	1.36	%(i)	1.10%	1.17%		0.88%		0.45%	0.14%

Supplemental Data
Net assets, end of period (000)	$95,595		$105,283	$117,602		$125,371		$45,308	$36,037

Portfolio turnover rate	45%		88%	70%		94%		118%	69%

(a) Based on average shares outstanding.
(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d) Aggregate total return.
(e) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017		2016		2015	2014
Investments in underlying funds	0.20%		0.27%	0.26%		0.42%		0.46%	0.49%

(g)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 1.32%.
(h)	Board realignment and consolidation and reorganization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.38%.
(i)	Annualized.
(j)	Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratio for the year ended September 30, 2016.

See notes to financial statements.

38	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class K

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,			Period from 03/28/2016(a) to 09/30/2016
			2018	2017

Net asset value, beginning of period	$13.74		$13.20	$12.07		$11.45

Net investment income(b)	0.15		0.30	0.28		0.11
Net realized and unrealized gain (loss)	(0.29)		0.67	1.06		0.51

Net increase (decrease) from investment operations	(0.14)		0.97	1.34		0.62

Distributions(c)
From net investment income	(0.21)		(0.30)	(0.21)		—
From net realized gain	(0.65)		(0.13)	—		—

Total distributions	(0.86)		(0.43)	(0.21)		—

Net asset value, end of period	$12.74		$13.74	$13.20		$12.07

Total Return(d)
Based on net asset value	(0.67	)%(e)	7.44%	11.30	%(f)	5.42	%(e)

Ratios to Average Net Assets
Total expenses(g)	0.25	%(h)(i)(j)	0.18%	0.24%		0.22	%(j)

Total expenses after fees waived and/or reimbursed(g)	0.18	%(j)	0.13%	0.12%		0.09	%(j)

Net investment income(g)	2.52	%(j)	2.21%	2.37%		1.81	%(j)

Supplemental Data
Net assets, end of period (000)	$19,522		$18,719	$10,395		$276

Portfolio turnover rate	45%		88%	70%		94	%(k)

(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Aggregate total return.
(f) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,			Period from 03/28/2016(a) to 09/30/2016
			2018	2017
Investments in underlying funds	0.20%		0.27%	0.26%		0.42%

(h)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.22%.
(i)	Board realignment and consolidation and reorganization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 0.28%.
(j)	Annualized.
(k)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class R
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017		2016	2015	2014

Net asset value, beginning of period	$13.45		$12.93	$11.85		$12.17	$13.40	$12.11

Net investment income(a)	0.12		0.22	0.21		0.17	0.13	0.09
Net realized and unrealized gain (loss)	(0.28)		0.66	1.03		0.59	(0.10)	1.33

Net increase (decrease) from investment operations	(0.16)		0.88	1.24		0.76	0.03	1.42

Distributions(b)
From net investment income	(0.14)		(0.23)	(0.16)		(0.16)	(0.38)	(0.13)
From net realized gain	(0.65)		(0.13)	—		(0.92)	(0.88)	—

Total distributions	(0.79)		(0.36)	(0.16)		(1.08)	(1.26)	(0.13)

Net asset value, end of period	$12.50		$13.45	$12.93		$11.85	$12.17	$13.40

Total Return(c)
Based on net asset value	(0.92	)%(d)	6.85%	10.59	%(e)	6.63%	(0.16)%	11.75%

Ratios to Average Net Assets
Total expenses(f)	0.91	%(g)(h)(i)	0.84%	0.86%		0.90%	1.03%	1.12	%(j)

Total expenses after fees waived and/or reimbursed(f)	0.73	%(i)	0.68%	0.67%		0.64%	0.67%	0.76%

Net investment income(f)	1.97	%(i)	1.66%	1.73%		1.48%	0.99%	0.69%

Supplemental Data
Net assets, end of period (000)	$17,516		$18,740	$20,593		$18,260	$8,074	$7,866

Portfolio turnover rate	45%		88%	70%		94%	118%	69%

(a) Based on average shares outstanding.
(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c) Where applicable, assumes the reinvestment of distributions.
(d) Aggregate total return.
(e) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017		2016	2015	2014
Investments in underlying funds	0.20%		0.27%	0.26%		0.42%	0.46%	0.49%

(g)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.88%.
(h)	Board realignment and consolidation and reorganization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 0.94%.
(i)	Annualized.
(j)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2014, the ratio would have been 1.11%.

See notes to financial statements.

40	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund

	Institutional
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017		2016	2015	2014

Net asset value, beginning of period	$13.26		$12.47	$11.11		$11.67	$13.84	$12.36

Net investment income(a)	0.12		0.25	0.25		0.20	0.19	0.14
Net realized and unrealized gain (loss)	(0.44)		0.93	1.30		0.71	(0.25)	1.56

Net increase (decrease) from investment operations	(0.32)		1.18	1.55		0.91	(0.06)	1.70

Distributions(b)
From net investment income	(0.16)		(0.22)	(0.19)		(0.19)	(0.46)	(0.22)
From net realized gain	(0.53)		(0.17)	—		(1.28)	(1.65)	—

Total distributions	(0.69)		(0.39)	(0.19)		(1.47)	(2.11)	(0.22)

Net asset value, end of period	$12.25		$13.26	$12.47		$11.11	$11.67	$13.84

Total Return(c)
Based on net asset value	(1.84	)%(d)	9.65%	14.11	%(e)	8.32%	(1.34)%	13.79%

Ratios to Average Net Assets
Total expenses(f)	0.43	%(g)	0.36%	0.34%		0.43%	0.72%	0.75%

Total expenses after fees waived and/or reimbursed(f)	0.21	%(g)	0.16%	0.11%		0.10%	0.14%	0.25%

Net investment income(f)	2.07	%(g)	1.94%	2.09%		1.79%	1.51%	1.01%

Supplemental Data
Net assets, end of period (000)	$111,555		$115,594	$75,614		$33,056	$7,436	$2,164

Portfolio turnover rate	36%		80%	59%		81%	125%	56%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017		2016	2015	2014
Investments in underlying funds	0.19%		0.21%	0.21%		0.39%	0.41%	0.47%

(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund

	Investor A
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017		2016	2015	2014

Net asset value, beginning of period	$13.00		$12.23	$10.92		$11.50	$13.66	$12.20

Net investment income(a)	0.10		0.19	0.20		0.17	0.13	0.09
Net realized and unrealized gain (loss)	(0.43)		0.93	1.27		0.69	(0.23)	1.54

Net increase (decrease) from investment operations	(0.33)		1.12	1.47		0.86	(0.10)	1.63

Distributions(b)
From net investment income	(0.12)		(0.18)	(0.16)		(0.16)	(0.41)	(0.17)
From net realized gain	(0.53)		(0.17)	—		(1.28)	(1.65)	—

Total distributions	(0.65)		(0.35)	(0.16)		(1.44)	(2.06)	(0.17)

Net asset value, end of period	$12.02		$13.00	$12.23		$10.92	$11.50	$13.66

Total Return(c)
Based on net asset value	(2.01	)%(d)	9.32%	13.66	%(e)	8.01%	(1.70)%	13.37%

Ratios to Average Net Assets
Total expenses(f)	0.61	%(g)	0.57%	0.59%		0.73%	0.99%	1.05%

Total expenses after fees waived and/or reimbursed(f)	0.55	%(g)	0.50%	0.45%		0.44%	0.47%	0.59%

Net investment income(f)	1.73	%(g)	1.54%	1.73%		1.57%	0.99%	0.66%

Supplemental Data
Net assets, end of period (000)	$163,582		$163,604	$146,811		$120,613	$29,595	$19,697

Portfolio turnover rate	36%		80%	59%		81%	125%	56%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017		2016	2015	2014
Investments in underlying funds	0.19%		0.21%	0.21%		0.39%	0.41%	0.47%

(g)	Annualized.

See notes to financial statements.

42	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor C
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017		2016	2015	2014

Net asset value, beginning of period	$12.55		$11.82	$10.57		$11.19	$13.30	$11.90

Net investment income (loss)(a)	0.05		0.10	0.11		0.08	0.03	(0.01)
Net realized and unrealized gain (loss)	(0.41)		0.90	1.23		0.67	(0.22)	1.49

Net increase (decrease) from investment operations	(0.36)		1.00	1.34		0.75	(0.19)	1.48

Distributions(b)
From net investment income	(0.02)		(0.10)	(0.09)		(0.09)	(0.27)	(0.08)
From net realized gain	(0.53)		(0.17)	—		(1.28)	(1.65)	—

Total distributions	(0.55)		(0.27)	(0.09)		(1.37)	(1.92)	(0.08)

Net asset value, end of period	$11.64		$12.55	$11.82		$10.57	$11.19	$13.30

Total Return(c)
Based on net asset value	(2.39	)%(d)	8.55%	12.81	%(e)	7.13%	(2.39)%	12.50%

Ratios to Average Net Assets
Total expenses(f)	1.39	%(g)	1.36%	1.39%		1.49%	1.77%	1.80%

Total expenses after fees waived and/or reimbursed(f)	1.30	%(g)	1.25%	1.20%		1.19%	1.22%	1.34%

Net investment income (loss)(f)	0.96	%(g)	0.80%	0.96%		0.77%	0.22%	(0.07)%

Supplemental Data
Net assets, end of period (000)	$50,237		$55,986	$51,364		$38,988	$16,280	$14,902

Portfolio turnover rate	36%		80%	59%		81%	125%	56%

(a) Based on average shares outstanding.
(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d) Aggregate total return.
(e) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017		2016	2015	2014
Investments in underlying funds	0.19%		0.21%	0.21%		0.39%	0.41%	0.47%

(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class K

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,			Period from 3/28/2016(a) to 09/30/2016
			2018	2017

Net asset value, beginning of period	$13.26		$12.47	$11.12		$10.40

Net investment income(b)	0.13		0.25	0.24		0.10
Net realized and unrealized gain (loss)	(0.45)		0.94	1.30		0.62

Net increase (decrease) from investment operations	(0.32)		1.19	1.54		0.72

Distributions(c)
From net investment income	(0.16)		(0.23)	(0.19)		—
From net realized gain	(0.53)		(0.17)	—		—
Total distributions	(0.69)		(0.40)	(0.19)		—

Net asset value, end of period	$12.25		$13.26	$12.47		$11.12

Total Return(d)
Based on net asset value	(1.82	)%(e)	9.66%	14.02	%(f)	6.92	%(e)

Ratios to Average Net Assets
Total expenses(g)	0.27	%(h)	0.22%	0.29%		0.33	%(h)

Total expenses after fees waived and/or reimbursed(g)	0.19	%(h)	0.14%	0.09%		0.08	%(h)

Net investment income(g)	2.10	%(h)	1.92%	2.16%		1.81	%(h)

Supplemental Data
Net assets, end of period (000)	$16,010		$14,403	$7,687		$222

Portfolio turnover rate	36%		80%	59%		81	%(i)

(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Aggregate total return.
(f) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,			Period from 03/28/2016(a) to 09/30/2016
			2018	2017
Investments in underlying funds	0.19%		0.21%	0.21%		0.39%

(h)	Annualized.
(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

44	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class R
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017		2016	2015	2014

Net asset value, beginning of period	$12.90		$12.14	$10.83		$11.40	$13.55	$12.12

Net investment income(a)	0.09		0.17	0.18		0.15	0.10	0.07
Net realized and unrealized gain (loss)	(0.43)		0.92	1.27		0.69	(0.23)	1.52

Net increase (decrease) from investment operations	(0.34)		1.09	1.45		0.84	(0.13)	1.59

Distributions(b)
From net investment income	(0.09)		(0.16)	(0.14)		(0.13)	(0.37)	(0.16)
From net realized gain	(0.53)		(0.17)	—		(1.28)	(1.65)	—

Total distributions	(0.62)		(0.33)	(0.14)		(1.41)	(2.02)	(0.16)

Net asset value, end of period	$11.94		$12.90	$12.14		$10.83	$11.40	$13.55

Total Return(c)
Based on net asset value	(2.12	)%(d)	9.15%	13.54	%(e)	7.81%	(1.89)%	13.16%

Ratios to Average Net Assets
Total expenses(f)	0.93	%(g)	0.90%	0.91%		1.05%	1.25%	1.30%

Total expenses after fees waived and/or reimbursed(f)	0.71	%(g)	0.66%	0.61%		0.60%	0.63%	0.75%

Net investment income(f)	1.56	%(g)	1.39%	1.57%		1.40%	0.80%	0.50%

Supplemental Data
Net assets, end of period (000)	$10,218		$11,832	$12,484		$9,574	$5,789	$7,496

Portfolio turnover rate	36%		80%	59%		81%	125%	56%

(a) Based on average shares outstanding.
(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c) Where applicable, assumes the reinvestment of distributions.
(d) Aggregate total return.
(e) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018	2017		2016	2015	2014
Investments in underlying funds	0.19%		0.21%	0.21%		0.39%	0.41%	0.47%

(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”), (each an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in master portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock 20/80 Target Allocation Fund	20/80 Target Allocation	Diversified
BlackRock 40/60 Target Allocation Fund	40/60 Target Allocation	Diversified
BlackRock 60/40 Target Allocation Fund	60/40 Target Allocation	Diversified
BlackRock 80/20 Target Allocation Fund	80/20 Target Allocation	Diversified

By owning shares of Underlying Funds and investing in the Master Portfolios, each Fund indirectly invests, to varying degrees, in fixed-income and equity securities. The Funds are subject to the same risks as the Underlying Funds and Master Portfolios in which they invest. Equity funds may include funds that invest in domestic and international equities, real estate-related securities and other similar securities or instruments, as well as commodities. Fixed-income funds may include funds that invest in domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity or fixed-income funds may invest. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a CDSC. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Effective November 8, 2018, the Funds adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares, and, thereafter, investors will be subject to lower ongoing fees. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		To Investor A Shares after approximately 10 years

(a)	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

Reorganization: The Board of Trustees of the Trust (the “Board”) and the Board of Trustees of State Farm Mutual Fund Trust and shareholders of State Farm Equity and Bond Fund (the “Target Fund”) approved the reorganization of the Target Fund into 60/40 Target Allocation. As a result, 60/40 Target Allocation acquired all of the assets and assumed certain stated liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of 60/40 Target Allocation.

Each shareholder of the Target Fund received shares of 60/40 Target Allocation in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on November 16, 2018, less the costs of the Target Fund’s reorganization.

The reorganization was accomplished by a tax-free exchange of shares of 60/40 Target Allocation in the following amounts and at the following conversion ratios:

Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	60/40 Target Allocation’s Share Class	Shares of 60/40 Target Allocation
Class A	11,836,654	0.78116004	Investor A	9,246,321
Class B	229,538	0.78440261	Investor A	180,050
Class Institutional	3,945,052	0.77068342	Institutional	3,040,386
Class R-1	190,523	0.76689938	Investor A	146,112
Class R-2	752,127	0.76868610	Investor A	578,150
Class R-3	72,659	0.75839221	Institutional	55,104
Legacy Class B	240,230	0.79802634	Investor A	191,710
Premier	14,488,134	0.79450253	Investor A	11,510,859

46	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The Target Fund’s net assets and composition of net assets on November 16, 2018, the valuation date of the reorganization, were as follows:

Target Fund
Net assets	$302,217,830
Paid-in capital	301,187,331
Accumulated earnings	1,030,499

For financial reporting purposes, assets received and shares issued by 60/40 Target Allocation were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of 60/40 Target Allocation’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of 60/40 Target Allocation before the acquisition were $502,296,512. The aggregate net assets of 60/40 Target Allocation immediately after the acquisition amounted to $804,514,342. The Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
State Farm Equity and Bond Fund	$296,106,247	$295,075,748

The purpose of the transaction was to combine the assets of the Target Fund with the assets of 60/40 Target Allocation. The reorganization was a tax-free event and was effective on November 19, 2018.

Assuming the acquisition had been completed on October 1, 2018, the beginning of the fiscal reporting period of 60/40 Target Allocation, the pro forma results of operations for the six months ended March 31, 2019, are as follows:

•	Net investment income: $8,840,030
•	Net realized and change in unrealized loss on investments: $(12,865,484)
•	Net decrease in net assets resulting from operations: $(4,025,454)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in 60/40 Target Allocation’s Statement of Operations since November 19, 2018.

Reorganization costs incurred by 60/40 Target Allocation in connection with the reorganization were expensed by 60/40 Target Allocation. The Manager reimbursed 60/40 Target Allocation $209,287, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record daily their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management continues to evaluate the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

ETFs traded on a recognized securities exchange are valued at the official closing price each day, if available. For ETFs traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. ETFs traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the Underlying Fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	The Funds record their proportionate investment in the Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolios.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2019, certain investments of the Funds were valued using NAV per share as no quoted market value was available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.

48	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as affiliated investment companies in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

20/80 Target Allocation
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
JP Morgan Securities LLC	$ 203,867	$ (203,867)	$ —
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,872,240	(2,872,240)	—
UBS Securities LLC	85,535	(85,535)	—

	$3,161,642	$(3,161,642)	$ —

40/60 Target Allocation
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Goldman Sachs & Co.	$11,454,750	$(11,454,750)	$—

	$11,454,750	$(11,454,750)	$—

60/40 Target Allocation
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Goldman Sachs & Co.	$8,145,600	$(8,145,600)	$—
Morgan Stanley & Co. LLC	18,618	(18,618)	—

	$8,164,218	$(8,164,218)	$—

(a)

Cash collateral with a value of $3,215,708, $11,699,473 and $8,338,900 has been received in connection with securities lending agreements for 20/80 Target Allocation, 40/60 Target Allocation and 60/40 Target Allocation, respectively. Collateral received in excess of the value of securities loaned from the individual counterparty, if any, is not shown for financial reporting purposes in the tables above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager does not receive any management fees from the Funds for its investment advisory services.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements  (unaudited) (continued)

Service and Distributions Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Investor C	Class R

Service Fee	0.25%	0.25%	0.25%
Distribution Fee	—	0.75	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended March 31, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Investor C	Class R	Total

20/80 Target Allocation	$145,414	$409,059	$32,648	$587,121
40/60 Target Allocation	202,672	452,130	43,121	697,923
60/40 Target Allocation	563,455	469,020	42,687	1,075,162
80/20 Target Allocation	192,736	247,527	25,756	466,019

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee

First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended March 31, 2019, the following table shows the class specific administration fees borne directly by each share class of each Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 3,857	$11,610	$8,167	$ 338	$1,304	$25,276
40/60 Target Allocation	6,377	16,168	9,019	618	1,727	33,909
60/40 Target Allocation	13,781	45,142	9,361	1,784	1,709	71,777
80/20 Target Allocation	10,567	15,329	4,938	1,370	1,028	33,232

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2019, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2019, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$110	$1,416	$ 908	$ 9	$ 59	$2,502
40/60 Target Allocation	123	1,956	1,128	19	100	3,326
60/40 Target Allocation	202	3,943	2,366	34	84	6,629
80/20 Target Allocation	222	3,396	2,145	27	44	5,834

50	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For the six months ended March 31, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$17,568	$ 56,757	$33,812	$200	$10,051	$118,388
40/60 Target Allocation	48,087	69,797	38,074	215	13,464	169,637
60/40 Target Allocation	91,943	203,970	46,761	316	14,550	357,540
80/20 Target Allocation	88,044	73,167	31,430	315	8,409	201,365

Other Fees: For the six months ended March 31, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

20/80 Target Allocation	$6,873
40/60 Target Allocation	11,755
60/40 Target Allocation	22,410
80/20 Target Allocation	8,924

For the six months ended March 31, 2019, affiliates received CDSCs as follows:

	Investor A	Investor C
20/80 Target Allocation	$ 10	$1,527
40/60 Target Allocation	—	3,104
60/40 Target Allocation	906	3,519
80/20 Target Allocation	1	4,832

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Investor C	Class R

20/80 Target Allocation	1.13%	1.53%	2.25%	1.74%
40/60 Target Allocation	1.09	1.51	2.24	1.59
60/40 Target Allocation	1.07	1.45	2.17	1.62
80/20 Target Allocation	1.09	1.43	2.18	1.59

These contractual expense limitations are perpetual and have no effective termination date, but may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund.

In addition, with respect to each Fund, the Manager has contractually agreed to implement additional expense limitations (“fixed-term expense limitation”). The fixed-term expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Investor C	Class K	Class R

20/80 Target Allocation	0.09%	0.43%	1.18%	0.07%	0.74%
40/60 Target Allocation	0.09	0.43	1.18	0.07	0.59
60/40 Target Allocation	0.09	0.43	1.18	0.07	0.62
80/20 Target Allocation	0.09	0.43	1.18	0.07	0.59

These contractual fixed-term expense limitations are in effect through January 31, 2020, except for 60/40 Target Allocation which is in effect through January 31, 2021, but may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The contractual expense limitations exclude expenses allocated from the Master Portfolios in which the Funds invest. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2019, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

20/80 Target Allocation	$99,703
40/60 Target Allocation	88,088
60/40 Target Allocation	63,672
80/20 Target Allocation	92,647

These amounts waived and/or reimbursed are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific,

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements  (unaudited) (continued)

respectively, in the Statements of Operations. For the six months ended March 31, 2019, class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived	Institutional	Investor A	Investor C	Class K	Class R	Total

20/80 Target Allocation	$ 3,857	$4,893	$ 145	$ 338	$ 443	$ 9,676
40/60 Target Allocation	6,377	83	584	618	1,727	9,389
60/40 Target Allocation	13,781	6,638	5,885	1,784	1,709	29,797
80/20 Target Allocation	10,567	5,259	4,938	1,370	1,028	23,162

Transfer Agent Fees Waived and/or Reimbursed	Institutional	Investor A	Investor C	Class K	Class R	Total

20/80 Target Allocation	$13,710	$—	$ —	$200	$ —	$13,910
40/60 Target Allocation	41,712	—	—	215	11,685	53,612
60/40 Target Allocation	78,162	—	5	316	10,235	88,718
80/20 Target Allocation	77,477	7	5,091	315	7,427	90,317

With respect to the contractual expense limitations, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

For the six months ended March 31, 2019, the Manager recouped the following class specific waivers and/or reimbursements previously recorded by the Funds:

	Investor A	Investor C	Class R	Total

20/80 Target Allocation	$—	$1,843	$135	$1,978
40/60 Target Allocation	2,386	1,370	—	3,756
60/40 Target Allocation	6,296	—	—	6,296

On March 31, 2019, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring September 30,
	2019	2020	2021

20/80 Target Allocation
Fund Level	$265,309	$190,432	$99,703
Institutional	42,078	44,709	17,567
Investor A	13,676	7,417	4,893
Investor C	10,168	21	145
Class K	281	864	538
Class R	3,602	3,037	443
40/60 Target Allocation
Fund Level	265,805	163,029	88,088
Institutional	59,607	82,293	48,089
Investor A	10,284	1,562	83
Investor C	15,639	906	584
Class K	367	1,279	833
Class R	33,511	30,524	13,412
60/40 Target Allocation
Fund Level	295,700	144,552	63,672
Institutional	84,576	113,579	91,943
Investor A	18,851	522	6,638
Investor C	28,814	15,972	5,890
Class K	970	3,823	2,100
Class R	26,375	27,833	11,944
80/20 Target Allocation
Fund Level	297,600	183,482	92,647
Institutional	57,408	142,570	88,044
Investor A	40,086	14,585	5,266
Investor C	30,854	24,622	10,029
Class K	777	2,945	1,685

52	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Expiring September 30,
	2019	2020	2021

Class R	$20,741	$22,783	$8,455

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Prior to January 1, 2019, each Fund was subject to a different securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended March 31, 2019, each Fund paid BIM the following amounts for securities lending agent services:

20/80 Target Allocation	$2,387
40/60 Target Allocation	2,573
60/40 Target Allocation	2,261
80/20 Target Allocation	2,679

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended March 31, 2019, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended March 31, 2019, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain

20/80 Target Allocation	$ 647,660	$—	$ —
40/60 Target Allocation	—	392,823	(4,706)
60/40 Target Allocation	—	254,802	(20,934)

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements  (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended March 31, 2019, purchases and sales of investments in the Underlying Funds and Master Portfolios, excluding short-term securities, were as follows:

	Purchases	Sales
20/80 Target Allocation	$77,070,852	$98,522,458
40/60 Target Allocation	143,711,833	150,614,465
60/40 Target Allocation	326,441,707	327,244,498
80/20 Target Allocation	123,571,972	125,184,395

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended September 30, 2018. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation

Tax cost	$249,466,025	$347,609,027	$795,573,791	$326,216,733

Gross unrealized appreciation	$9,121,119	$18,753,790	$47,834,172	$27,407,289
Gross unrealized depreciation	(841,779)	(520,160)	(75,810)	(1,219,567)

Net unrealized appreciation	$8,279,340	$18,233,630	$47,758,362	$26,187,722

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2019, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitations: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value,

54	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/19		Year Ended 09/30/18
20/80 Target Allocation	Shares	Amount	Shares	Amount
Institutional
Shares sold	697,638	$7,829,243	1,501,970	$17,372,702
Shares issued in reinvestment of distributions	169,285	1,818,122	119,952	1,385,442
Shares redeemed	(1,105,199)	(12,423,404)	(2,495,614)	(28,795,383)

Net decrease	(238,276)	$(2,776,039)	(873,692)	$(10,037,239)

Investor A
Shares sold	1,144,109	$12,611,089	2,191,125	$25,110,667
Shares issued in reinvestment of distributions	474,994	5,044,441	283,218	3,234,351
Shares redeemed	(1,567,873)	(17,320,042)	(4,221,682)	(48,177,680)

Net increase (decrease)	51,230	$335,488	(1,747,339)	$(19,832,662)

Investor C
Shares sold	309,352	$3,377,815	974,664	$11,015,638
Shares issued in reinvestment of distributions	273,213	2,882,397	137,759	1,560,802
Shares redeemed	(1,388,904)	(15,209,601)	(3,521,467)	(39,773,346)

Net decrease	(806,339)	$(8,949,389)	(2,409,044)	$(27,196,906)

Class K
Shares sold	70,062	$784,748	161,572	$1,861,084
Shares issued in reinvestment of distributions	14,140	151,859	3,457	39,932
Shares redeemed	(11,622)	(130,361)	(14,031)	(161,841)

Net increase	72,580	$806,246	150,998	$1,739,175

Class R
Shares sold	91,142	$1,004,044	295,460	$3,359,512
Shares issued in reinvestment of distributions	52,860	559,263	27,965	318,237
Shares redeemed	(333,374)	(3,663,270)	(416,413)	(4,725,076)

Net decrease	(189,372)	$(2,099,963)	(92,988)	$(1,047,327)

Total Net Decrease	(1,110,177)	$(12,683,657)	(4,972,065)	$(56,374,959)

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 03/31/19		Year Ended 09/30/18
40/60 Target Allocation	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,175,709	$13,225,063	2,203,221	$26,386,976
Shares issued in reinvestment of distributions	419,916	4,467,905	132,006	1,576,155
Shares redeemed	(1,018,250)	(11,595,680)	(2,000,347)	(23,961,144)

Net increase	577,375	$6,097,288	334,880	$4,001,987

Investor A
Shares sold	1,847,767	$20,896,764	2,053,207	$24,451,759
Shares issued in reinvestment of distributions	1,020,513	10,776,605	317,661	3,764,273
Shares redeemed	(1,778,365)	(20,004,466)	(4,159,370)	(49,410,272)

Net increase (decrease)	1,089,915	$11,668,903	(1,788,502)	$(21,194,240)

Investor C
Shares sold	439,218	$4,893,441	1,006,613	$11,808,122
Shares issued in reinvestment of distributions	500,913	5,244,555	122,101	1,432,291
Shares redeemed	(1,579,146)	(17,687,842)	(3,653,407)	(42,843,825)

Net decrease	(639,015)	$(7,549,846)	(2,524,693)	$(29,603,412)

Class K
Shares sold	232,506	$2,670,144	252,262	$3,039,163
Shares issued in reinvestment of distributions	43,580	464,123	5,502	65,701
Shares redeemed	(44,058)	(497,341)	(50,256)	(604,695)

Net increase	232,028	$2,636,926	207,508	$2,500,169

Class R
Shares sold	181,380	$2,032,382	276,076	$3,261,852
Shares issued in reinvestment of distributions	112,705	1,186,781	37,249	439,913
Shares redeemed	(238,454)	(2,665,778)	(695,549)	(8,201,818)

Net increase (decrease)	55,631	$553,385	(382,224)	$(4,500,053)

Total Net Increase (Decrease)	1,315,934	$13,406,656	(4,153,031)	$(48,795,549)

60/40 Target Allocation
Institutional
Shares issued in reorganization(a)	3,095,490	$38,028,857	—	$—
Shares sold	3,308,267	40,450,300	3,344,875	44,874,753
Shares issued in reinvestment of distributions	580,251	7,053,378	213,220	2,831,562
Shares redeemed	(2,239,057)	(27,609,153)	(2,518,605)	(33,876,048)

Net increase	4,744,951	$57,923,382	1,039,490	$13,830,267

Investor A
Shares issued in reorganization(a)	21,853,202	$264,188,973	—	$—
Shares sold	2,682,762	32,722,756	3,943,707	52,196,086
Shares issued in reinvestment of distributions	1,477,362	17,653,637	568,337	7,439,441
Shares redeemed	(3,724,610)	(45,043,497)	(5,207,330)	(68,945,241)

Net increase (decrease)	22,288,716	$269,521,869	(695,286)	$(9,309,714)

(a)	See Note 1 regarding the reorganization.

56	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 03/31/19		Year Ended 09/30/18
60/40 Target Allocation (continued)	Shares	Amount	Shares	Amount
Investor C
Shares sold	792,757	$9,391,820	1,326,059	$17,153,495
Shares issued in reinvestment of distributions	445,513	5,242,473	178,828	2,295,901
Shares redeemed	(1,444,513)	(17,397,671)	(2,799,594)	(36,163,542)

Net decrease	(206,243)	$(2,763,378)	(1,294,707)	$(16,714,146)

Class K
Shares sold	114,909	$1,426,599	744,306	$9,957,599
Shares issued in reinvestment of distributions	97,669	1,189,306	30,604	406,420
Shares redeemed	(43,270)	(534,109)	(199,721)	(2,656,070)

Net increase	169,308	$2,081,796	575,189	$7,707,949

Class R
Shares sold	141,682	$1,722,895	264,025	$3,473,761
Shares issued in reinvestment of distributions	90,899	1,087,645	41,906	546,873
Shares redeemed	(225,037)	(2,706,395)	(504,951)	(6,612,798)

Net increase (decrease)	7,544	$104,145	(199,020)	$(2,592,164)

Total Net Increase (Decrease)	27,004,276	$326,867,814	(574,334)	$(7,077,808)

80/20 Target Allocation
Institutional
Shares sold	1,521,432	$18,263,894	4,555,305	$58,598,419
Shares issued in reinvestment of distributions	527,609	5,814,255	201,532	2,555,425
Shares redeemed	(1,657,002)	(19,872,643)	(2,107,512)	(27,146,310)

Net increase	392,039	$4,205,506	2,649,325	$34,007,534

Investor A
Shares sold	1,471,406	$17,452,782	3,185,863	$40,258,579
Shares issued in reinvestment of distributions	756,352	8,183,723	339,000	4,223,916
Shares redeemed	(1,199,905)	(14,097,519)	(2,945,603)	(37,285,448)

Net increase	1,027,853	$11,538,986	579,260	$7,197,047

Investor C
Shares sold	431,249	$4,921,590	1,169,605	$14,313,156
Shares issued in reinvestment of distributions	219,866	2,308,595	95,053	1,149,870
Shares redeemed	(796,112)	(9,169,170)	(1,147,923)	(14,011,420)

Net increase (decrease)	(144,997)	$(1,938,985)	116,735	$1,451,606

Class K
Shares sold	186,863	$2,255,059	526,499	$6,719,843
Shares issued in reinvestment of distributions	69,061	761,052	22,057	279,686
Shares redeemed	(34,669)	(410,629)	(79,324)	(1,018,371)

Net increase	221,255	$2,605,482	469,232	$5,981,158

Class R
Shares sold	97,388	$1,153,339	170,324	$2,130,674
Shares issued in reinvestment of distributions	48,858	525,225	27,487	340,285
Shares redeemed	(207,709)	(2,406,784)	(309,070)	(3,866,493)

Net decrease	(61,463)	$(728,220)	(111,259)	$(1,395,534)

Total Net Increase	1,434,687	$15,682,769	3,703,293	$47,241,811

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

As of March 31, 2019, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Shares	20/80 Target Allocation	40/60 Target Allocation
Class K	18,349	18,727

11.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the Statements of Assets and Liabilities, Statements of Changes in Net Assets and Notes to the Financial Statements.

Prior year distribution information and undistributed net investment income in the Statements of Changes in Net Assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended September 31, 2018 were classified as follows:

	Share Class	Net Investment Income	Net Realized Gain

20/80 Target Allocation Fund	Institutional	$1,430,478	$—
	Investor A	3,404,968	—
	Class C	1,635,514	—
	Class K	45,709	—
	Class R	318,338	—

40/60 Target Allocation Fund	Institutional	1,611,428	—
	Investor A	4,012,801	—
	Class C	1,504,537	—
	Class K	71,327	—
	Class R	439,913	—

60/40 Target Allocation Fund	Institutional	2,053,905	885,277
	Investor A	5,336,893	2,703,906
	Class C	1,264,657	1,123,737
	Class K	289,879	123,998
	Class R	349,693	197,543

80/20 Target Allocation Fund	Institutional	1,456,367	1,115,163
	Investor A	2,228,695	2,085,082
	Class C	426,744	740,562
	Class K	163,325	123,997
	Class R	166,880	173,405

Undistributed net investment income as of September 31, 2018 is as follows:

Undistributed Net Investment Income

20/80 Target Allocation Fund	$ 3,239,557
40/60 Target Allocation Fund	3,568,358
60/40 Target Allocation Fund	3,869,577
80/20 Target Allocation Fund	1,553,791

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 18, 2019, the credit agreement was extended until April 2020 under the same terms.

58	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

At a special meeting of shareholders held on November 21, 2018, each Fund’s shareholders elected Trustees who took office on January 1, 2019. The newly elected Trustees include seven former Trustees and eight individuals who served as directors/trustees of the funds in the BlackRock Equity-Liquidity Complex. Information regarding the individuals who began serving as Trustees effective January 1, 2019 can be found in the proxy statement for the special meeting of shareholders, which is available on the SEC’s EDGAR Database at http://www.sec.gov.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	59

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on November 21, 2018 for shareholders of record on September 24, 2018, to elect a Board of Trustees of the Trust. The newly elected Trustees took office effective January 1, 2019.

Shareholders approved the Trustees* of BlackRock Funds II with voting results as follows:

	Votes For	Votes Withheld

Bruce R. Bond	1,768,557,321	23,393,649
Susan J. Carter	1,774,676,654	17,274,316
Collette Chilton	1,774,927,042	17,023,928
Neil A. Cotty	1,774,339,324	17,611,646
Robert Fairbairn	1,769,112,015	22,838,955
Lena G. Goldberg	1,773,958,033	17,992,937
Robert M. Hernandez	1,767,787,917	24,163,053
Henry R. Keizer	1,770,277,845	21,673,125
Cynthia A. Montgomery	1,774,347,865	17,603,105
Donald C. Opatrny	1,773,981,316	17,969,654
John M. Perlowski	1,768,934,833	23,016,137
Joseph P. Platt	1,771,958,912	19,992,058
Mark Stalnecker	1,774,409,896	17,541,074
Kenneth L. Urish	1,773,914,598	18,036,372
Claire A. Walton	1,774,960,910	16,990,060

*	Denotes Trust-wide proposal and voting results.

The above Trustees, referred to as the BlackRock Multi-Asset Board, have also been elected to serve as trustees for other BlackRock-advised equity, multi-asset, index and money market funds.

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

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Additional Information  (continued)

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

A D D I T I O N A L I N F O R M A T I O N	61

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TARGET-3/19-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

2

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 5, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: June 5, 2019

4